Appendix II: Board and Senior Management Compensation - PSP (Details) - Maximum	12 Months Ended
Dec. 31, 2024 shares
Mr. José María Álvarez-Pallete López | PSP - Third Cycle / 2023-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	1,110,000
Mr. José María Álvarez-Pallete López | PSP - First Cycle / 2024-2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	1,015,000
Mr. Ángel Vilá Boix | PSP - Third Cycle / 2023-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	831,000
Mr. Ángel Vilá Boix | PSP - First Cycle / 2024-2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	760,000